Business combinations - Skillaz (Details) - RUB (₽) ₽ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Gain on remeasurement of previously held interest at the fair value		₽ 223,308
Skillaz
Disclosure of associates [line items]
Voting shares			25.01%
Option contacts to purchase additional ownership interest			40.01%
Gain on remeasurement of previously held interest at the fair value	₽ 223,308	₽ 223,308